Description of Business, Basis of Presentation and Significant Accounting Policies (Other) (Details) $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($) segment	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Apr. 01, 2018 USD ($)	Apr. 01, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Cumulative effect of accounting changes (less than $25 million for Topic 606)					$ 60.8
Income tax benefit	$ (319.4)	$ (148.9)	$ (76.5)
Number of reporting units with goodwill | segment	3
Advertising expenses	$ 654.9	$ 588.8	$ 470.2
Retained Earnings
Schedule of Equity Method Investments [Line Items]
Cumulative effect of accounting changes (less than $25 million for Topic 606)					60.8
Retained Earnings | Employee Share-Based Payment Accounting
Schedule of Equity Method Investments [Line Items]
Cumulative effect of accounting changes (less than $25 million for Topic 606)					54.3
Retained Earnings | Intra-Entity Transfers of Assets Other Than Inventory
Schedule of Equity Method Investments [Line Items]
Cumulative effect of accounting changes (less than $25 million for Topic 606)					$ 6.5
Pro Forma | Intra-Entity Transfers of Assets Other Than Inventory
Schedule of Equity Method Investments [Line Items]
Income tax benefit	$ 3.0
Pro Forma | Revenue from Contracts with Customers (Topic 606)
Schedule of Equity Method Investments [Line Items]
Cumulative effect of accounting changes (less than $25 million for Topic 606)				$ 25.0
Subsequent Event | Retained Earnings | Recognition and Measurement of Financial Instruments
Schedule of Equity Method Investments [Line Items]
Cumulative effect of accounting changes (less than $25 million for Topic 606)				$ 3.2